Receivables, net and Contract assets and liabilities - Contract assets and Contract liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables, net and Contract assets and liabilities
Contract assets	$ 954	$ 990	$ 985
Contract liabilities	$ 2,216	1,894	$ 1,903
Contract with customer, assets, expected collection term	1 year
Contract liabilities non-current	$ 59	0
Significant changes in the Contract assets and Contract liabilities balances
Revenue recognized, which was included in the Contract liabilities balance at Jan 1, 2022/2021	(1,043)	(1,086)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period	1,481	1,136
Receivables recognized that were included in the Contract assets balance at Jan 1, 2022/2021	$ (591)	$ (566)